LEASES - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 18,763	$ 16,198
Variable lease cost	3,194	2,606
Lease, Cost, Total	21,957	18,804
Short-term lease cost	2,700	3,000
Sublease income	1,200	800
Cost of revenue
Lessee, Lease, Description [Line Items]
Operating lease cost	3,215	3,560
Variable lease cost	312	358
General and administrative expense
Lessee, Lease, Description [Line Items]
Operating lease cost	15,548	12,638
Variable lease cost	$ 2,882	$ 2,248